Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Schedule of Subsequent Events [Table Text Block]
A summary of our outstanding borrowing under our credit facilities as of February 28, 2017 is as follows (dollars in thousands):

	February 28, 2017
	Amount outstanding	Amount available
$39.6 Million Credit Facility	$20,144	$—
$409 Million Credit Facility	179,473	—
$330 Million Credit Facility	250,959	13,200
$42 Million Credit Facility	38,512	—
$67.5 Million Credit Facility	40,461	—
$12.5 Million Credit Facility	10,379	—
$27.3 Million Credit Facility	19,375	—
Total	$559,303	$13,200